UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05379

Name of Fund: Royce Focus Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2007

Date of reporting period: 3/31/2007

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE FOCUS TRUST
MARCH 31, 2007 (UNAUDITED)

COMMON STOCKS - 79.3%
	SHARES	VALUE
Consumer Products - 5.4%
Apparel and Shoes - 1.6%
Timberland Company Cl. A [a]	100,000	$2,603,000

Sports and Recreation - 3.8%
Thor Industries	100,000	3,939,000
Winnebago Industries	75,000	2,522,250

		6,461,250

Total		9,064,250

Consumer Services - 4.2%
Direct Marketing - 2.0%
Nu Skin Enterprises Cl. A	200,000	3,304,000

Other Consumer Services - 2.2%
Corinthian Colleges [a]	140,000	1,925,000
Universal Technical Institute [a]	80,100	1,848,708

		3,773,708

Total		7,077,708

Financial Intermediaries - 4.1%
Banking - 1.8%
Endeavour Mining Capital	400,000	3,055,868

Securities Brokers - 2.3%
Knight Capital Group Cl. A [a]	250,000	3,960,000

Total		7,015,868

Financial Services - 2.2%
Information and Processing - 1.9%
eFunds Corporation [a]	120,000	3,199,200

Other Financial Services - 0.3%
Deutsche Beteiligungs [a]	20,000	606,476

Total		3,805,676

Health - 6.5%
Drugs and Biotech - 4.9%
Alpharma Cl. A	50,000	1,204,000
Endo Pharmaceuticals Holdings [a]	100,000	2,940,000
Lexicon Genetics [a]	649,400	2,357,322
ViroPharma [a]	130,000	1,865,500

		8,366,822

Medical Products and Devices - 1.6%
Caliper Life Sciences [a]	252,300	1,425,495
Possis Medical [a]	100,000	1,301,000

		2,726,495

Total		11,093,317

Industrial Products - 24.6%
Building Systems and Components - 2.2%
Simpson Manufacturing	120,000	3,700,800

Construction Materials - 1.6%
Florida Rock Industries	40,000	2,691,600

Machinery - 5.5%
Kennametal	40,000	2,704,400
Lincoln Electric Holdings	60,000	3,573,600
Woodward Governor	75,000	3,087,750

		9,365,750

Metal Fabrication and Distribution - 15.3%
Chaparral Steel	60,100	3,496,017
IPSCO	60,000	7,884,000
Metal Management	100,000	4,620,000
Reliance Steel & Aluminum	100,000	4,840,000
Schnitzer Steel Industries Cl. A	125,000	5,021,250

		25,861,267

Total		41,619,417

Industrial Services - 5.1%
Commercial Services - 2.6%
BB Holdings [a]	400,000	1,712,029
LECG Corporation [a]	180,000	2,606,400

		4,318,429

Transportation and Logistics - 2.5%
Arkansas Best	120,000	4,266,000

Total		8,584,429

Natural Resources - 22.6%
Energy Services - 8.6%
Ensign Energy Services	240,000	4,022,521
Pason Systems	200,000	2,480,728
Tesco Corporation [a]	120,000	3,186,000
Trican Well Service	250,000	4,948,029

		14,637,278

Oil and Gas - 2.4%
Unit Corporation [a]	80,000	4,047,200

Precious Metals and Mining - 11.6%
Gammon Lake Resources [a]	200,000	3,534,000
Ivanhoe Mines [a]	450,000	5,166,000
Meridian Gold [a]	100,000	2,553,000
Pan American Silver [a]	140,000	4,142,600
Silver Standard Resources [a,b]	120,000	4,183,200

		19,578,800

Total		38,263,278

Technology - 4.6%
Semiconductors and Equipment - 0.1%
Cirrus Logic [a]	34,700	265,802

Software - 1.4%
ManTech International Cl. A [a]	50,000	1,670,500
PLATO Learning [a]	160,000	672,000

		2,342,500

Telecommunications - 3.1%
ADTRAN	75,000	1,826,250
Foundry Networks [a]	250,100	3,393,857

		5,220,107

Total		7,828,409

TOTAL COMMON STOCKS
(Cost $85,815,945)		134,352,352

GOVERNMENT BONDS - 7.3%	PRINCIPAL
	AMOUNT
(Principal Amount shown in local currency)
Canadian Government Bond
3.00% due 6/1/07	$6,150,000	5,316,700
New Zealand Government Bond
6.00% due 7/15/08	10,000,000	7,045,220

TOTAL GOVERNMENT BONDS
(Cost $11,362,570)		12,361,920

REPURCHASE AGREEMENTS - 28.1%
State Street Bank & Trust Company, 5.10% dated 3/30/07, due 4/2/07, maturity value $17,655,500 (collateralized by obligations of various U.S. Government Agencies, valued at $18,092,925) (Cost $17,648,000)		17,648,000

Lehman Brothers (Tri-Party), 5.20% dated 3/30/07, due 4/2/07, maturity value $30,013,000 (collateralized by obligations of various U.S. Government Agencies, valued at $30,613,327) (Cost $30,000,000)		30,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $47,648,000)		47,648,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 0.2%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.25%) (Cost $260,357)		260,357

TOTAL INVESTMENTS - 114.9%
(Cost $145,086,872)		194,622,629
LIABILITIES LESS CASH AND OTHER ASSETS - (0.1)%		(220,189)

PREFERRED STOCK - (14.8)%		(25,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%		$169,402,440

a	Non-income producing.

b	All or a portion of these securities were on loan at March 31, 2007. Total market value of loaned securities at March 31, 2007 was $255,663.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $145,376,929. At March 31, 2007, net unrealized appreciation for all securities was $49,245,700, consisting of aggregate gross unrealized appreciation of $51,454,143 and aggregate gross unrealized depreciation of $2,208,443. The primary difference in book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. In addition, if between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevent non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has deveolped between the movement of prices of non-U.S. equity securities and indicies of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Funds will value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

        Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc.
By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Focus Trust, Inc.
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Focus Trust, Inc.
Date: May 29, 2007

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, Royce Focus Trust, Inc.
Date: May 29, 2007